UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end:    December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments
September 30, 2015 (Unaudited)

	Principal
	Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 99.70%
Aerospace and Defense - 3.52%
Camp International Holding Company, Senior Secured First Lien 2013 Replacement Term Loan, 4.750%, 05/31/2019	$5,331,171	$5,302,303
Camp International Holding Company, Senior Secured Second Lien 2013 Replacement Term Loan, 8.250%, 12/02/2019	5,468,523	5,437,762
Landmark Aviation FBO Canada Inc, Senior Secured First Lien 2013 Specified Refinancing Canadian Term Loan, 4.750%, 10/25/2019	234,574	233,622
LM US Member LLC, Senior Secured First Lien 2013 Specified Refinancing US Term Loan, 4.750%, 10/25/2019	5,910,499	5,886,503
LM US Member LLC, Senior Secured Second Lien 2014 Specified Refinancing Term Loan, 8.250%, 01/25/2021	7,000,000	6,978,125
TurboCombustor Technology Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 12/02/2020	2,763,281	2,694,199
		26,532,514

Automotive - 1.70%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 09/01/2021	1,798,437	1,804,426
Dealer Tire LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	4,464,803	4,501,102
Mitchell International Inc, Senior Secured Second Lien Term Loan, 8.500%, 10/11/2021	6,559,757	6,554,312
		12,859,840

Banking, Finance, Insurance and Real Estate - 4.18%
Acrisure LLC, Senior Secured First Lien Term B Loan, 5.250%, 05/19/2022	1,620,000	1,575,450
AmWins Group LLC, Senior Secured First Lien New Term Loan, 5.250%, 09/06/2019	2,659,973	2,674,363
AssuredPartners Capital Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 04/02/2021	2,596,734	2,598,357
AssuredPartners Capital Inc, Senior Secured Second Lien Initial Term Loan, 7.750%, 04/04/2022	1,995,000	2,017,444
Asurion LLC, Senior Secured First Lien Incremental Tranche B-1 Term Loan, 5.000%, 05/24/2019	3,765,017	3,601,239
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 03/03/2021	2,763,158	2,504,112
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 5.750%, 11/09/2018	2,017,273	2,022,316
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/10/2019	8,933,454	7,370,100
Opal Acquisition Inc, Senior Secured First Lien Term B Loan, 5.000%, 11/27/2020	4,249,395	4,173,968
Victory Capital Operating LLC, Senior Secured First Lien Initial Term Loan, 7.000%, 10/29/2021	3,102,041	3,024,490
		31,561,839

Beverage, Food and Tobacco - 4.07%
AdvancePierre Foods Inc, Senior Secured Second Lien Term Loan, 9.500%, 10/10/2017	7,344,444	7,353,625
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/15/2021	9,714,958	9,488,259
Fairway Group Acquisition Company, Senior Secured First Lien Term Loan, 5.000%, 08/17/2018	3,395,241	3,072,693
Performance Food Group Inc, Senior Secured First Lien Initial Term Loan, 6.250%, 11/14/2019	2,939,850	2,949,639
RGIS Services LLC, Senior Secured First Lien Extended Maturity Term Loan, 5.500%, 10/18/2017	2,931,646	2,638,481
Supervalu Inc, Senior Secured First Lien New Term Loan, 4.500%, 03/21/2019	2,892,564	2,900,519
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 12/31/2021	2,387,283	2,303,728
		30,706,944

Capital Equipment - 0.88%
Sensus USA Inc, Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	6,450,000	6,417,750
Unifrax I LLC, Senior Secured First Lien New Term Dollar Loan, 4.250%, 11/28/2018	239,776	238,577
		6,656,327

	Principal
	Amount	Market Value

Chemicals, Plastics and Rubber - 3.14%
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 08/02/2021	$1,800,000	$1,793,817
Pinnacle Operating Corporation, Senior Secured First Lien Term B Refinancing Loan, 4.750%, 11/15/2018	10,817,478	10,749,868
Royal Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 06/20/2022	3,759,422	3,750,494
Tekni-Plex Inc, Senior Secured First Lien Tranche B-1 Term Loan, 4.500%, 06/01/2022	2,230,435	2,227,089
Tekni-Plex Inc, Senior Seucred Second Lien Initial Term Loan, 8.750%, 06/01/2023	5,192,308	5,192,308
		23,713,576

Construction and Building - 5.23%
Atkore International Inc, Senior Secured First Lien Term Loan, 4.500%, 04/09/2021	4,147,500	3,971,231
Builders FirstSource Inc, Senior Secured First Lien Initial Term Loan, 6.000%, 07/22/2022	3,302,752	3,281,598
C.H.I. Overhead Doors Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 07/28/2023	7,368,421	7,331,579
Jeld-Wen Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 10/15/2021	3,970,000	3,970,000
Jeld-Wen Inc, Senior Secured First Lien Term B-1 Loan, 5.000%, 07/01/2022	2,873,563	2,869,986
Priso Acquisition Corporation, Senior Secured First Lien Initial Term Loan, 4.500%, 05/09/2022	4,137,973	4,101,766
SRS Distribution Inc, Senior Secured First Lien Tranche B-1 Loan, 5.250%, 08/25/2022	3,338,674	3,337,271
Stardust Finance Holdings Inc, Senior Secured First Lien Term Loan, 6.500%, 03/14/2022	5,000,733	4,966,353
US LBM Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 08/20/2022	5,769,231	5,646,634
		39,476,418

Consumer Goods Durable - 1.48%
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,735,437	1,694,949
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/13/2021	4,962,500	4,986,072
MModal LLC, Senior Secured First Lien Term B Loan, 9.000%, 01/31/2020	4,859,375	4,503,012
		11,184,033

Consumer Goods Non Durable - 1.99%
Acosta Inc, Senior Secured First Lien Tranche B-1 Loan, 4.250%, 09/27/2021	2,753,792	2,716,795
FGI Operating Company LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	1,949,793	1,771,874
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 8.000%, 01/27/2022	9,034,198	8,861,058
Reddy Ice Corporation, Senior Secured First Lien Term B Loan, 6.750%, 05/01/2019	1,954,887	1,632,331
		14,982,058

Containers, Packaging and Glass - 3.00%
Berlin Packaging LLC, Senior Secured Second Lien Initial Term Loan, 7.750%, 10/03/2022	428,571	421,877
Charter Nex US Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 02/07/2022	1,008,486	1,017,300
Hilex Poly Co LLC, Senior Secured First Lien Term Loan, 6.000%, 12/06/2021	5,306,667	5,302,262
Hilex Poly Co LLC, Senior Secured Second Lien Term Loan, L+8.75%, 06/06/2022(b)	3,789,078	3,779,606
Multi Packaging Solutions Inc, Senior Secured First Lien Initial Dollar Tranche B Term Loan, 4.250%, 09/30/2020	10,138,835	10,083,071
Pelican Products Inc, Senior Secured First Lien New Term Loan, 5.250%, 04/10/2020	742,285	743,213
Pelican Products Inc, Senior Secured Second Lien Term Loan, 9.250%, 04/09/2021	1,312,500	1,305,938
		22,653,267

Energy, Oil and Gas - 7.25%
American Energy Marcellus LLC, Senior Secured First Lien Term Loan, 5.250%, 08/04/2020	7,407,407	4,277,778
Blackbrush Oil & Gas LP, Senior Secured Second Lien Term Loan, 7.500%, 07/30/2021	6,212,389	5,285,687
Brock Holdings III Inc, Senior Secured Second Lien Initial Term Loan, 10.000%, 03/16/2018	3,833,333	3,593,749
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 7.500%, 05/17/2021	752,941	624,941
CITGO Holding Inc, Senior Secured First Lien Term Loan, 9.500%, 05/12/2018	7,451,148	7,358,046
Crestwood Holdings LLC, Senior Secured First Lien Tranche B-1 Term Loan, 7.000%, 06/19/2019	5,235,473	4,685,748
Drillships Ocean Ventures Inc, Senior Secured First Lien Term Loan, 5.500%, 07/26/2021	3,324,627	2,235,812
EMG Utica LLC, Senior Secured First Lien Term Loan, 4.750%, 03/27/2020	1,632,256	1,550,643
Expro Finservices SARL, Senior Secured First Lien Initial Term Loan, 5.750%, 09/2/2021	1,598,825	1,303,706
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 05/12/2021	7,246,575	5,869,726

	Principal
	Amount	Market Value

Energy, Oil and Gas (continued)
Penn Products Terminals LLC, Senior Secured First Lien Tranche B Term Loan, 4.750%, 04/13/2022	$2,985,000	$2,947,688
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 10/01/2019	5,581,217	4,185,913
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 10/01/2019	739,557	554,668
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 10/01/2019	451,726	338,794
Templar Energy LLC, Senior Secured Second Lien Term Loan, 8.500%, 11/25/2020	8,146,154	3,699,739
Utex Industries Inc, Senior Secured Second Lien New Term Loan, 8.250%, 05/23/2022	3,181,818	2,571,959
W3 Co, Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	1,090,062	928,368
W3 Co, Senior Secured Second Lien Term Loan, 9.250%, 09/14/2020	3,385,430	2,680,126
		54,693,091

Environmental Industries - 0.74%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	2,728,312	2,687,387
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B Loan, 5.250%, 05/27/2022	1,710,000	1,711,428
Wastequip LLC, Senior Secured First Lien Term Loan, 5.500%, 08/09/2019	1,190,000	1,189,500
		5,588,315

Forest Products and Paper - 0.07%
W/S Packaging Group Inc, Senior Secured First Lien Term Loan, 5.000%, 08/09/2019	587,680	557,561

Healthcare and Pharmaceuticals - 5.99%
Accellent Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 03/12/2021	3,003,049	3,003,049
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 6.000%, 04/01/2022	5,899,217	5,884,469
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/01/2021	1,422,601	1,420,233
Genoa a QoL Healthcare Company LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 04/29/2022	1,033,381	1,032,095
Medpace Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/01/2021	1,301,377	1,297,310
National Mentor Holdings Inc, Senior Secured First Lien Initial Tranche B Term Loan, 4.250%, 01/29/2021	3,572,539	3,550,210
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 9.500%, 12/09/2019	9,413,379	9,119,211
Onex Schumacher Finance LP, Senior Secured First Lien Term Loan, L+3.50%, 08/01/2022(b)	2,157,303	2,151,910
Physio-Control International Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 06/06/2022	4,518,828	4,496,257
Progressive Solutions LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 10/22/2020	2,286,735	2,298,180
Progressive Solutions LLC, Senior Secured Second Lien Initial Term Loan, 9.500%, 10/22/2021	4,187,374	4,169,054
Sage Products Holdings III LLC, Senior Secured Second Lien Initial Term Loan, 9.250%, 06/15/2020	754,717	759,434
Smile Brands Group Inc, Senior Secured First Lien Term B Loan, 8.500%, 08/16/2019	4,077,520	2,869,555
Surgery Center Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 11/03/2020	3,112,841	3,117,214
		45,168,181

High Tech Industries - 21.61%
Ascend Learning LLC, Senior Secured First Lien Term Loan, 5.500%, 07/31/2019	931,082	931,780
Ascend Learning LLC, Senior Secured Second Lien Term Loan, 9.500%, 11/30/2020	1,030,303	1,024,724
Aspect Software Inc, Senior Secured First Lien Tranche B Non-PIK Term Loan, 7.500%, 05/09/2016	15,671,411	15,357,983
Blackboard Inc, Senior Secured First Lien Term B-3 Loan, 4.750%, 10/04/2018	10,329,696	10,293,490
Blue Coat Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 05/20/2022	5,341,246	5,304,525
BMC Software Finance Inc, Senior Secured First Lien Initial US Term Loan, 5.000%, 09/10/2020	2,044,350	1,864,958
Compuware Corporation, Senior Secured First Lien Tranche B-2 Term Loan, 6.250%, 12/15/2021	3,970,000	3,836,012
Compuware Corporation, Senior Secured Second Lien Term Loan, 9.250%, 12/15/2022	4,000,000	3,620,000
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 4.750%, 06/01/2022	5,711,176	5,682,621
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 7.250%, 04/05/2021	2,956,466	2,922,585
Flexera Software LLC, Senior Secured Second Lien Term Loan, 8.000%, 04/02/2021	2,000,000	1,977,500
Hyland Software Inc, Senior Secured Second Lien Term Loan, 8.250%, 07/03/2023	2,524,544	2,513,499

	Principal
	Amount	Market Value

High Tech Industries (continued)
Informatica Corp, Senior Secured First Lien Dollar Term Loan, 4.500%, 08/05/2022	$4,936,709	$4,914,741
Kronos Incorporated, Senior Secured Second Lien Initial Term Loan, 9.750%, 04/30/2020	14,346,991	14,651,937
Landslide Holdings Inc, Senior Secured First Lien Term Loan, 5.000%, 02/25/2020	5,422,615	5,418,087
MA FinanceCo LLC, Senior Secured First Lien Initial Tranche B Term Loan, 5.250%, 11/19/2021	5,258,252	5,263,194
MSC Software Corporation, Senior Secured Second Lien Term Loan, 8.500%, 05/31/2021	4,095,833	3,983,198
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 5.000%, 10/30/2020	4,210,714	4,147,554
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.000%, 06/17/2021	2,449,000	2,445,927
Peak 10 Inc, Senior Secured Second Lien Initial Term Loan, 8.250%, 06/17/2022	4,750,000	4,536,250
ProQuest LLC, Senior Secured First Lien Initial Term Loan, 5.250%, 10/24/2021	2,381,971	2,387,926
Rocket Software Inc, Senior Secured First Lien Term Loan, 5.750%, 02/08/2018	2,775,058	2,784,896
Serena Software Inc, Senior Secured First Lien Term Loan, 7.500%, 04/14/2020	950,000	949,406
Ship Luxco 3 Sarl - WorldPay US Finance LLC, Senior Secured First Lien Facility B2A-II Term Loan, 5.250%, 11/29/2019	1,011,411	1,016,155
Sirius Computer Solutions Inc, Senior Secured First Lien Term Loan, 6.250%, 12/07/2018	3,673,419	3,678,010
Sophia LP, Senior Secured First Lien Term B Loan, L+3.75%, 09/16/2022(b)	10,106,145	10,098,262
Sungard Availability Services Capital Inc, Senior Secured First Lien Tranche B Term Loan, 6.000%, 03/29/2019	889,353	759,285
Tech Finance & Co SCA, Senior Secured First Lien US Term Loan, 5.000%, 07/13/2020	8,852,405	8,837,666
Telx Group Inc (The), Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2020	5,925,000	5,917,594
TIBCO Software Inc, Senior Secured First Lien Term Loan, 6.500%, 12/04/2020	5,187,772	5,148,864
TTM Technologies Inc, Senior Secured First Lien Term B Loan, 6.000%, 05/31/2021	12,223,350	11,428,832
Vertafore Inc, Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	9,250,000	9,325,156
		163,022,617

Hotels, Gaming and Leisure - 3.08%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured First Lien Facilitiy B3 (USD) Term Loan, 4.750%, 07/30/2021	2,373,451	2,335,630
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured Second Lien Term Loan, 7.750%, 07/29/2022	4,000,000	3,863,340
Caesars Entertainment Resort Properties LLC, Senior Secured First Lien Term B Loan, 7.000%, 10/11/2020	7,411,411	6,942,898
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	2,886,863	2,843,560
Scientific Games International Inc, Senior Secured First Lien B-2 Term Loan, 6.000%, 10/01/2021	7,339,496	7,258,064
		23,243,492

Media Advertising, Printing and Publishing - 0.26%
Penton Media Inc, Senior Secured First Lien B-1 Term Loan, 5.000%, 10/03/2019	1,990,362	1,986,640

Media Broadcasting and Subscription - 2.59%
Clear Channel Communications, Senior Secured First Lien Tranche D Term Loan, 6.944%, 01/30/2019	7,291,667	6,066,885
Clear Channel Communications, Senior Secured First Lien Tranche E Term Loan, 7.694%, 07/30/2019	2,708,333	2,268,229
Cumulus Media Holdings Inc, Senior Secured First Lien Term Loan, 4.250%, 12/23/2020	3,535,520	2,987,515
Neptune Finco Corp, Senior Secured First Lien Term B Loan, L+4.00%, 09/23/2022(b)	8,219,178	8,184,247
		19,506,876

Metals and Mining - 1.54%
Arch Coal Inc, Senior Secured First Lien Term Loan, 6.250%, 05/16/2018	5,923,644	3,383,052
McJunkin Red Man Corporation, Senior Secured First Lien 2013 Term Loan, 4.750%, 11/08/2019	3,477,457	3,405,022
Murray Energy Corporation, Senior Secured First Lien Term B-1 Loan, 7.000%, 04/17/2017	1,841,538	1,638,969
Murray Energy Corporation, Senior Secured First Lien Term B-2 Loan, 7.500%, 04/16/2020	4,127,586	3,225,255
		11,652,298

Retail - 6.30%
Albertson's LLC, Senior Secured First Lien Term B-2 Loan, 5.375%, 03/21/2019	2,680,598	2,684,310
Albertson's LLC, Senior Secured First Lien Term B-4 Loan, 5.500%, 08/25/2021	3,970,708	3,976,604
Ascena Retail Group Inc, Senior Secured First Lien Term B Loan, 5.250%, 08/19/2022	6,929,348	6,660,836
DBP Holding Corp, Senior Secured First Lien Initial Term Loan, 5.250%, 10/11/2019	5,937,368	5,205,083

	Principal
	Amount	Market Value

Retail (continued)
Jill Acquisition LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 05/09/2022	$3,859,459	$3,849,811
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/26/2020	3,486,423	3,418,874
New Albertson's Inc, Senior Secured First Lien Term B Loan, 4.750%, 06/28/2021	5,990,485	5,991,234
Nine West Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 10/08/2019	4,944,925	4,079,563
Payless Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 03/11/2021	6,614,612	5,291,689
Payless Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 03/11/2022	1,845,543	1,476,434
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/30/2021	2,057,292	2,000,716
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	3,755,182	2,882,103
		47,517,257

Services - Business - 9.31%
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	7,985,078	7,050,824
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	4,000,000	3,140,000
eResearch Technology Inc, Senior Secured First Lien Term Loan, 5.500%, 05/08/2022	5,320,000	5,307,525
FHC Health Systems Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/23/2021	5,682,230	5,614,782
FR Dixie Acquisition Corp, Senior Secured First Lien Initial Term Loan, 5.750%, 12/18/2020	5,171,053	4,085,132
Neff Rental LLC, Senior Secured Second Lien Closing Date Term Loan, 7.250%, 06/09/2021	6,112,791	5,746,024
Packaging Coordinators Inc, Senior Secured First Lien Term B Loan, 5.250%, 08/02/2021	4,636,098	4,615,838
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 6.750%, 02/28/2022	8,481,132	8,035,873
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 6.750%, 02/28/2022	2,545,455	2,411,818
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 6.250%, 02/07/2019	5,477,190	5,353,953
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	2,863,058	2,865,749
Transaction Network Services, Senior Secured Second Lien Initial Term Loan, 9.000%, 08/14/2020	5,189,527	5,146,298
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 11/08/2021	7,750,000	7,643,438
Truven Health Analytics Inc, Senior Secured First Lien New Tranche B Term Loan, 4.500%, 06/06/2019	3,221,010	3,200,879
		70,218,133

Services - Consumer - 1.90%
California Pizza Kitchen Inc, Senior Secured First Lien Term Loan 5.250%, 03/29/2018	4,591,440	4,528,307
Monitronics International Inc, Senior Secured First Lien Term B-1 Loan, 4.500%, 04/11/2022	3,438,512	3,426,701
Nord Anglia Education Finance LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 03/31/2021	2,816,399	2,772,407
NVA Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 1.875%, 08/14/2021	63,689	63,756
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 8.000%, 08/14/2022	826,001	820,838
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2021	2,764,912	2,691,186
		14,303,195

Telecommunications - 2.00%
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.000%, 06/17/2020	3,568,829	3,548,755
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	4,131,502	4,157,757
IPC Corp, Senior Secured First Lien Term B-1 Loan, 5.500%, 08/06/2021	5,723,227	5,670,745
Nextgen Finance LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/31/2021	1,980,000	1,722,600
		15,099,857

Transportation Cargo - 0.72%
Navistar International Corporation, Senior Secured First Lien Tranche B Term Loan, 6.500%, 08/06/2020	5,571,429	5,455,348

Transportation Consumer - 1.03%
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	8,045,898	7,794,464

Utilities Electric - 6.12%
Atlantic Power Limited Partnership, Senior Secured First Lien Term Loan, 4.750%, 02/24/2021	458,894	457,173

	Principal
	Amount	Market Value

Utilities Electric (continued)
Chief Power Finance LLC, Senior Secured First Lien Term B Advance Loan, 5.750%, 12/31/2020	$4,903,989	$4,903,989
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, L+4.75%, 09/20/2021(b)	6,339,072	5,348,592
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 8.250%, 12/19/2022	3,383,459	3,159,305
Moxie Patriot LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 6.750%, 12/18/2020	462,963	442,130
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 7.500%, 08/21/2020	6,941,176	6,663,529
Panda Sherman Power LLC, Senior Secured First Lien Term Loan, 9.000%, 09/14/2018	4,218,055	3,859,520
Panda Temple Power II LLC, Senior Secured First Lien Construction Term Loan, 7.250%, 04/03/2019	10,045,455	9,040,909
Pike Corporation, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	2,352,621	2,358,503
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.000%, 11/09/2020	8,453,143	7,481,031
TPF II Power LLC, Senior Secured First Lien Term Loan, 5.500%, 10/02/2021	2,437,637	2,440,440
		46,155,121

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $790,057,319)		752,289,262

CORPORATE BONDS - 48.53%
Automotive - 0.87%
Omega US Sub LLC, Senior Unsecured Bond, 8.750%, 07/15/2023(c)	7,400,000	6,586,000

Banking, Finance, Insurance and Real Estate - 4.94%
Fly Leasing Limited, Senior Unsecured Bonds, 6.375%, 10/15/2021	4,100,000	4,151,250
Hockey Merger Sub 2 Inc, Senior Unsecured Bond, 7.875%, 10/01/2021(c)	4,000,000	3,830,000
HUB Holdings LLC, Senior Unsecured Bond, 8.125%, 07/15/2019(c)(d)	8,100,000	7,857,000
National Financial Partners Corp, Senior Unsecured Bond, 9.000%, 07/15/2021(c)	8,750,000	8,476,563
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(c)	12,200,000	10,415,750
Opal Acquisition Inc, Senior Unsecured Bond, 8.875%, 12/15/2021(c)	2,685,000	2,537,325
		37,267,888

Beverage, Food and Tobacco - 2.58%
Alphabet Holding Co Inc, Senior Unsecured Bond, 7.750%, 11/01/2017(d)	1,328,000	1,294,800
Dole Food Co Inc, Senior Secured Bond, 7.250%, 05/01/2019(c)	2,500,000	2,500,000
P F Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(c)	13,415,000	13,113,162
US Foods Inc, Senior Unsecured Bond, 8.500%, 06/30/2019	2,500,000	2,593,750
		19,501,712

Capital Equipment - 1.30%
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(c)	3,100,000	2,914,000
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(c)	7,500,000	6,862,500
		9,776,500

Chemicals, Plastics and Rubber - 1.28%
Pinnacle Operating Corporation, Senior Secured Bond, 9.000%, 11/15/2020(c)	2,000,000	1,945,000
Sawgrass Merg Sub, Senior Secured Bond, 8.750%, 12/15/2020(c)	9,000,000	7,740,000
		9,685,000

Construction and Building - 3.90%
Builders FirstSource Inc, Senior Unsecured Bond, 10.750%, 08/15/2023(c)	15,000,000	15,056,250
PriSo Acq Corp / Bldng Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(c)	12,000,000	11,700,000
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(c)	2,700,000	2,679,750
		29,436,000

Consumer Goods Durable - 1.00%
Hillman Group Inc (The), Senior Unsecured Bond, 6.375%, 07/15/2022(c)	1,300,000	1,202,500
Serta Simmons Holdings LLC, Senior Unsecured Bond, 8.125%, 10/01/2020(c)	6,000,000	6,322,500
		7,525,000

	Principal
	Amount	Market Value

Consumer Goods Non Durable - 1.21%
Anna Merger Sub Inc, Senior Unsecured Bond, 7.750%, 10/01/2022(c)	$6,575,000	$6,196,937
Revlon Consumer Products Corporation, Senior Unsecured Bond, Series WI, 5.750%, 02/15/2021	3,000,000	2,925,000
		9,121,937

Containers, Packaging and Glass - 3.29%
Beverage Packaging Holdings Luxembourg II SA, Senior Unsecured Bond, 6.000%, 06/15/2017(c)	1,000,000	982,500
Bway Holding Company, Senior Unsecured Bond, 9.125%, 08/15/2021(c)	9,850,000	9,554,500
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(c)	15,000,000	14,287,500
		24,824,500

Energy, Oil and Gas - 4.65%
Atlas EN Hldgs OP Co / ATL, Senior Unsecured Bond:
7.750%, 01/15/2021	2,550,000	1,083,750
9.250%, 08/15/2021	1,800,000	765,000
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023(c)	6,600,000	6,092,592
Comstock Resources Inc, Senior Unsecured Bond, 7.750%, 04/01/2019	1,000,000	255,000
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	800,000	656,000
Genesis Energy LP, Senior Unsecured Bond, 6.750%, 08/01/2022	3,650,000	3,443,775
Jupiter Resources Inc, Senior Unsecured Bond, 8.500%, 10/01/2022(c)	8,000,000	4,540,000
Lightstream Resources, Senior Unsecured Bond, Series AI, 9.875%, 06/15/2019	7,808,742	6,754,562
NGL Energy Partners LP / Fin Corp, Senior Secured Bond, Series WI, 5.125%, 07/15/2019	2,200,000	2,013,000
Oneok Inc, Senior Unsecured Bond, 7.500%, 09/01/2023	2,500,000	2,414,050
Sanchez Energy Corp, Senior Unsecured Bond, 6.125%, 01/15/2023	2,800,000	1,890,000
SandRidge Energy Inc, Senior Secured Bond, 8.750%, 06/01/2020(c)	6,250,000	3,800,781
Talos Production LLC, Senior Unsecured Bond, 9.750%, 02/15/2018(c)	2,000,000	1,370,000
		35,078,510

Forest Products and Paper - 0.40%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(c)	3,961,000	2,990,555

Healthcare and Pharmaceuticals - 0.88%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	500,000	393,750
JLL / Delta Dutch Pledgeco BV, Senior Unsecured Bond, 8.750%, 05/01/2020(c)(d)	6,200,000	6,254,250
		6,648,000

High Tech Industries - 0.92%
BMC Software Inc, Senior Unsecured Bond, 7.250%, 06/01/2018	5,330,000	4,816,988
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(c)(d)	3,000,000	2,141,250
		6,958,238

Hotels, Gaming and Leisure - 5.28%
Caesars Entertainment Resort Prop, Senior Secured Bond, 8.000%, 10/01/2020	1,000,000	955,000
Mood Media Corporation, Senior Unsecured Bond, 9.250%, 10/15/2020(c)	9,850,000	7,239,750
Palace Entertainment Holdings LLC, Senior Secured Bond, 8.875%, 04/15/2017(c)	13,074,000	12,902,404
Scientific Games Corp, Senior Secured Bond, 8.125%, 09/15/2018	19,000,000	17,765,000
Scientific Games International Inc, Senior Secured Bond, 7.000%, 01/01/2022(c)	1,000,000	992,500
		39,854,654

Media Advertising, Printing and Publishing - 0.13%
Southern Graphics Inc, Senior Unsecured Bond, 8.375%, 10/15/2020(c)	1,000,000	1,005,000

Media Broadcasting and Subscription - 1.16%
Cequel Communications Holdings I, Senior Unsecured Bond, 6.375%, 09/15/2020(c)	5,500,000	5,211,250
Neptune Finco Corp, Senior Unsecured Bond, 6.625%, 10/15/2025(c)	3,500,000	3,526,250
		8,737,500

Metals and Mining - 0.86%
AK Steel Corp, Senior Unsecured Bond, 7.625%, 10/01/2021	3,000,000	1,627,500

	Principal
	Amount	Market Value

Metals and Mining (continued)
Novelis Inc, Senior Unsecured Bond, 8.375%, 12/15/2017	$5,000,000	$4,856,250
		6,483,750

Retail - 2.09%
Logan's Roadhouse Inc, Senior Unsecured Bond, 10.750%, 10/15/2017	6,044,000	4,019,260
Nine West Holdings Inc, Senior Unsecured Bond, 8.250%, 03/15/2019(c)	5,600,000	2,604,000
Petco Holdings Inc, Senior Unsecured Bond, 8.500%, 10/15/2017(c)(d)	9,050,000	9,140,500
		15,763,760

Services - Business - 2.26%
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(c)	10,230,000	8,056,125
Modular Space Corp, Senior Secured Bond, 10.250%, 01/31/2019(c)	12,840,000	8,988,000
		17,044,125

Services - Consumer - 1.62%
Monitronics International Inc, Senior Unsecured Bond, 9.125%, 04/01/2020	13,500,000	12,217,500

Telecommunications - 3.79%
Avaya Inc, Senior Secured Bond, 10.500%, 03/01/2021(c)	20,000,000	9,300,000
Cyrusone LP / Cyrusone Fin, Senior Unsecured Bond, 6.375%, 11/15/2022(c)	3,350,000	3,417,000
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(c)	7,350,000	7,671,562
Frontier Communications, Senior Unsecured Bond, 7.125%, 01/15/2023	4,000,000	3,307,600
Numericable Group SA, Senior Secured Bond, 6.000%, 05/15/2022(c)	2,250,000	2,174,063
Sorenson Communications Inc, Senior Secured Bond, 9.000%, 10/31/2020(c)(d)	1,530,612	1,492,347
Sorenson Holdings LLC, Senior Unsecured Bond, 13.000%, 10/31/2021(c)(d)	1,163,265	1,215,612
		28,578,184

Transportation Cargo - 1.32%
Algeco Scotsman Global Finance, Senior Unsecured Bond, 8.500%, 10/15/2018(c)	700,000	616,140
OPE KAG Finance Sub, Senior Unsecured Bond, 7.875%, 07/31/2023(c)	9,200,000	9,361,000
		9,977,140

Transportation Consumer - 0.98%
Air Canada, Senior Unsecured Bond, 7.750%, 04/15/2021(c)	7,000,000	7,385,000

Utilities Electric - 1.82%
GenOn Energy Inc, Senior Secured Bond, 9.875%, 10/15/2020	7,400,000	6,919,000
NRG Energy Inc, Senior Secured Bond, 6.250%, 05/01/2024	3,500,000	3,106,250
RRI Energy Inc, Senior Unsecured Bond, 7.875%, 06/15/2017	3,900,000	3,675,750
		13,701,000

TOTAL CORPORATE BONDS
(Cost $409,073,400)		366,147,453

	Shares	Market Value
COMMON STOCK - 0.40%
Consumer Goods Durable - 0.14%
New MMI Holdings Inc(e)	63,870	$1,077,806

Telecommunications - 0.26%
Sorenson Holdings LLC(e)	3,551	1,944,184

TOTAL COMMON STOCK
(Cost $2,570,748)		3,021,990

Market Value
Total Investments - 148.63%
(Cost $1,201,701,467)	$1,121,458,705

Assets in Excess of Other Liabilities - 1.07%	8,059,833

Leverage Facility - (49.70)%	(375,000,000)

Net Assets - 100.00%	$754,518,538

Amounts above are shown as a percentage of net assets as of September 30, 2015.

(a)	The interest rate shown represents the rate at period end.
(b)	All or a portion of this position has not settled as of September 30, 2015. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $272,247,668, which represents approximately 36.08% of net assets as of September 30, 2015.
(d)	Option to convert to pay-in-kind security.
(e)	Non-income producing security.

Blackstone / GSO Strategic Credit Fund
Notes to Quarterly Portfolio of Investments
September 30, 2015 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of the Fund by a period of two years or such shorter time as may be determined. The dissolution date of the Fund may be extended an unlimited number of times.

BGB was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGB is now classified as a diversified company as of September 25, 2015. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BGB may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.  BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith by a committee of the Adviser under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BGB’s investments under the fair value hierarchy levels as of September 30, 2015:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace and Defense	$–	$23,838,315	$2,694,199	$26,532,514
Beverage, Food and Tobacco	–	28,403,216	2,303,728	30,706,944
Capital Equipment	–	238,577	6,417,750	6,656,327
Chemicals, Plastics and Rubber	–	12,963,708	10,749,868	23,713,576
Construction and Building	–	35,505,187	3,971,231	39,476,418
Containers, Packaging and Glass	–	21,347,329	1,305,938	22,653,267
Energy, Oil and Gas	–	45,875,677	8,817,414	54,693,091
Healthcare and Pharmaceuticals	–	43,016,271	2,151,910	45,168,181
High Tech Industries	–	139,396,327	23,626,290	163,022,617
Hotels, Gaming and Leisure	–	20,399,932	2,843,560	23,243,492
Services - Business	–	57,220,742	12,997,391	70,218,133
Utilities Electric	–	35,189,942	10,965,179	46,155,121
Other	–	200,049,581	–	200,049,581
Corporate Bonds
Energy, Oil and Gas	–	28,323,948	6,754,562	35,078,510
Other	–	331,068,943	–	331,068,943
Common Stock
Telecommunications	–	–	1,944,184	1,944,184
Other	–	1,077,806	–	1,077,806
Total	$–	$1,023,915,501	$97,543,204	$1,121,458,705

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Corporate Bonds	Common Stock	Total
Balance as of December 31, 2014	$74,549,136	$—	$1,659,382	$76,208,518
Accrued discount/ premium	119,659	(4,842)	—	114,817
Realized Gain/(Loss)	(482,237)	—	—	(482,237)
Change in Unrealized Appreciation/(Depreciation)	(2,349,895)	(1,054,998)	284,802	(3,120,091)
Purchases	40,263,581	7,814,402 - 48,077,983
Sales Proceeds	(20,486,012)	—	—	(20,486,012)
Transfer into Level 3	41,882,462	—	—	41,882,462
Transfer out of Level 3	(44,652,236)	—	—	(44,652,236)
Balance as of September 30, 2015	$88,844,458	$6,754,562	$1,944,184	$97,543,204
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2015	$(3,104,998)	$(1,054,998)	$284,802	$(3,875,194)

Information about Level 3 fair value measurements as of September 30, 2015:

	Fair Value at 9/30/2015	Valuation Technique(s)	Unobservable Input(s)
Floating Rate Loan Interests	$88,844,458	Third-party vendor pricing service	Vendor Quote
Corporate Bonds	$6,754,562	Discounted Cash Flows	Discount Rate
Common Stock	$1,944,184	Performance Multiple	EBITDA Multiple (a)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3.  SENIOR SECURED LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines "Managed Assets" as total assets (Including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities incurred for any leverage). At September 30, 2015, 99.02% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower of the Loan (the "Borrower") that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual loan remaining maturities may be substantially less than their stated maturities. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At September 30, 2015, BGB had invested $191,028,166 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation. BGB had no outstanding participations as of September 30, 2015.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 364‐day revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013 and December 19, 2014, to borrow up to a limit of $425 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.75% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.15% on the undrawn amounts when drawn amounts exceed 50% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further 364‐day period with the consent of the lending bank. At September 30, 2015, BGB had borrowings outstanding under its Leverage Facility of $375 million, at an interest rate of 0.96%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2015. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the quarter ended September 30, 2015, the average borrowings under BGB's Leverage Facility and the average interest rate were $390,580,586 and 0.93%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian. As of September 30, 2015, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of September 30, 2015, BGB's leverage represented 33.20% of the Fund’s Managed Assets.

NOTE 5.  UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2015, based on a cost of $1,201,705,479 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,024,414 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $86,271,188, resulting in net unrealized depreciation of $80,246,774.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 24, 2015

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 24, 2015

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 24, 2015